Derivative instruments and hedging activities - Schedule of derivatives used for trading and non-trading purposes (Parenthetical) (Detail) ¥ in Billions	12 Months Ended
Mar. 31, 2021 JPY (¥)
Non Trading Derivatives [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	¥ 3